Pro Forma Financial Information (Unaudited) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition, Pro Forma Information [Abstract]
Summary of Consolidated Results of Operations on Pro Forma Basis

	For the Nine Months ended
	September 30, 2019	September 30, 2020
Pro forma revenue	$83,770,481	$91,130,790
Pro forma operating expenses	$(76,609,917)	$(115,057,438)
Pro forma net income (loss) attributable to common stockholders	$(22,486,573)	$(49,248,355)

	Year Ended December 31, 2019	Year Ended December 31, 2018
Pro forma revenue	$113,886,094	$84,190,199
Pro forma operating expenses	$(103,374,709)	$(68,661,890)
Pro forma net income (loss) attributable to common stockholders	$(27,684,937)	$(3,296,311)